Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - Non-derivative financial instruments to transition to alternative benchmarks - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	€ 19,202	€ 18,979
Financial liabilities	134	16
Off Balance Sheet Commitments Nominal Amount	1,544	1,030
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets		915
Financial liabilities		16
Off Balance Sheet Commitments Nominal Amount		9
WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	19,202	18,064
Financial liabilities	134
Off Balance Sheet Commitments Nominal Amount	€ 1,544	€ 1,021